Eaton Vance Atlanta Capital Focused Growth Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Atlanta Capital Focused Growth Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Atlanta Capital Focused Growth Fund	Class A	Class C	Class I
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.12%	1.87%	0.87%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Atlanta Capital Focused Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	911	1,156	1,860
Class C	290	588	1,011	2,190
Class I	89	278	482	1,073

Expense Example, No Redemption Eaton Vance Atlanta Capital Focused Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	911	1,156	1,860
Class C	190	588	1,011	2,190
Class I	89	278	482	1,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests in common stocks of approximately 20 to 35 companies, primarily with large market capitalizations. The Fund will normally invest in common stocks of companies having market capitalizations that rank among the top 1,000 U.S. companies. The Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities.

The portfolio managers seek to invest in quality growth companies with a demonstrated history of consistent growth and stability in earnings that management believes are attractively valued relative to earnings and cash flow per share. Financial quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently grow earnings. The portfolio managers typically favor companies that they believe have sustainable above-average earnings growth potential and whose underlying financial prospects are exceeding consensus expectations. Sustainable earnings growth potential is determined by rigorous fundamental analysis of a company’s financial trends; products and services; industry conditions; and other factors. The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of their investment analysis but do not rely solely upon such rankings in making investment decisions. The portfolio managers seek to manage individual security risk through analysis of each security’s risk/reward characteristics.

Portfolio securities are selected by the portfolio managers in consultation with a team of investment analysts in the investment sub-adviser’s equity research group. Each analyst maintains research responsibility for investments in his or her area of coverage. Stocks are added to the portfolio based on factors which may include: the relative attractiveness of the risk/reward profile; earnings consistency; expected rate of sustainable earnings growth; and prospects for near-term accelerating earnings growth. The portfolio managers may sell a security when its fundamentals deteriorate, when its valuation is no longer attractive relative to its long-term growth rate or when other securities are identified to displace a current holding.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as large-cap or growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

Issuer Diversification Risk. The Fund is “non-diversified ,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the sub- adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions for certain periods. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com .

For the ten years ended December 31, 2013 , the highest quarterly total return for Class A was 21. 51 % for the quarter ended March 31, 2012, and the lowest quarterly return was –23. 79 % for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Atlanta Capital Focused Growth Fund	1 Year	5 Years	10 Years
Class A	19.59%	15.66%	5.69%
Class A After Taxes on Distributions	18.92%	15.51%	5.25%
Class A After Taxes on Distributions and Sales	11.61%	12.65%	4.59%
Class C	24.75%	16.57%	6.11%
Class I	27.13%	17.37%	6.58%
Russell 1000 Growth Index	33.48%	20.38%	7.82%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class C performance shown above for the period prior to May 2, 2011 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes ). If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Atlanta Capital Select Equity Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Atlanta Capital Select Equity Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Atlanta Capital Select Equity Fund		Class A	Class C	Class I
Management Fees		0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.43%	0.43%	0.43%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.49%	2.24%	1.24%
Expense Reimbursement	[1]	(0.28%)	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.21%	1.96%	0.96%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares, 1.95% for Class C shares and 0.95% for Class I shares. This expense reimbursement will continue through January 31, 2015. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Atlanta Capital Select Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	993	1,316	2,230
Class C	299	673	1,174	2,553
Class I	98	366	654	1,475

Expense Example, No Redemption Eaton Vance Atlanta Capital Select Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	993	1,316	2,230
Class C	199	673	1,174	2,553
Class I	98	366	654	1,475

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year , the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (the “80% Policy”). The Fund normally invests in the common stocks of approximately 25 to 40 companies. The Fund may invest in companies across a broad capitalization range, but primarily invests in mid-to large-cap companies with capitalizations comparable to those companies included in the Russell 1000 Index. Although it invests primarily in U.S. traded securities (including depositary receipts evidencing ownership in underlying foreign stocks), the Fund may invest up to 25% of its total assets in foreign securities, including those trading in developed and emerging markets. The Fund may invest in exchange-traded funds (“ETFs”) and other pooled investment vehicles and in real estate investment trusts , and may lend its securities.

The portfolio managers seek to invest in quality companies with a demonstrated history of consistent growth and stability in earnings that they believe are attractively valued relative to earnings and cash flow per share. Financial quality is measured by a company’s demonstrated ability to consistently grow earnings. Other characteristics of quality companies include a history of sustained growth in earnings and operating cash flow; high returns on capital; attractive profit margins; and leading industry positions. The portfolio managers seek to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Investments are determined based primarily on fundamental analysis of a company’s financial trends, products and services and other factors. The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of its investment analysis but does not rely solely upon such rankings in making investment decisions. The portfolio managers may sell a security when its fundamentals deteriorate or when it is no longer attractively valued in relation to the market as a whole or other potential investments. The portfolio managers seek to manage portfolio risk by constructing a portfolio of undervalued companies and favoring companies with a history of consistent sustained growth and stability in earnings and operating cash flow.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Issuer Diversification Risk. The Fund is “non-diversified ,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. As a result, Fund share values may be more volatile than if the Fund invested only in developed markets. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political, economic and market risks.

Real Estate Investment Trust Risk. Real estate investment trusts (“REITs”) are subject to special risks associated with real estate. Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

ETF Risk. Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price, which may vary from the ETF’s net asset value. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the value of the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the sub- adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2012 through December 31, 2013, the highest quarterly total return for Class A was 10.84% for the quarter ended March 31, 2013, and the lowest quarterly return was 1.15% for the quarter ended June 30, 2013.

Average Annual Total Returns Eaton Vance Atlanta Capital Select Equity Fund	1 Year	Since Inception
Class A	21.87%	20.13%
Class A After Taxes on Distributions	21.77%	20.07%
Class A After Taxes on Distributions and Sales	12.45%	15.66%
Class C	27.54%	23.39%
Class I	29.64%	24.03%
Russell 1000 Index	33.11%	23.63%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A and Class I commenced operations on January 3, 2012. The Class C performance shown above for the period prior to March 19, 2013 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes). If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Atlanta Capital SMID-Cap Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 28 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Atlanta Capital SMID-Cap Fund	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)*
Annual Fund Operating Expenses Eaton Vance Atlanta Capital SMID-Cap Fund		Class A	Class C	Class I	Class R
Management Fees		0.87%	0.87%	0.87%	0.87%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses		0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses		1.26%	2.01%	1.01%	1.51%
Expense Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.25%	2.00%	1.00%	1.50%
[1]	The sub-adviser has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares and 1.50% for Class R shares. This expense reimbursement will continue through January 31, 2015. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

* Expenses in the table above and the Example below reflect the expenses of the Fund and the SMID-Cap Portfolio (the "Portfolio"), the Fund's master Portfolio.
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Atlanta Capital SMID-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	951	1,226	2,009
Class C	303	630	1,082	2,337
Class I	102	321	557	1,235
Class R	153	476	823	1,801

Expense Example, No Redemption Eaton Vance Atlanta Capital SMID-Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	951	1,226	2,009
Class C	203	630	1,082	2,337
Class I	102	321	557	1,235
Class R	153	476	823	1,801

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9 % of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of companies with small to mid-sized market capitalizations (“small- to mid-cap stocks”). The Fund will normally invest in common stocks of companies having market capitalizations within the range of companies comprising the Russell 2500 Index. Under normal circumstances, the Fund invests at least 80% of its net assets in small- to mid-cap stocks (the “80% Policy”). The Fund may also invest in larger companies and in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also lend its securities .

The portfolio managers seek to invest in quality companies with a demonstrated history of consistent growth and stability in earnings that they believe are attractively valued relative to earnings and cash flow per share. Financial quality is measured by a company’s demonstrated ability to consistently grow earnings. Other characteristics of quality companies include a history of sustained growth in earnings and operating cash flow; high returns on capital; attractive profit margins; and leading industry positions. The portfolio managers seek to purchase stocks of companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. Investments are determined based primarily on fundamental analysis of a company’s financial trends, products and services and other factors. The portfolio managers may utilize “financial quality rankings” provided by nationally recognized rating services as part of their investment analysis but do not rely solely upon such rankings in making investment decisions. The portfolio managers may sell a security when its fundamentals deteriorate or when it is no longer attractively valued in relation to the market as a whole or other potential investments. The portfolio managers seek to manage portfolio risk by constructing a diversified portfolio of undervalued companies and favoring companies with a history of consistent sustained growth and stability in earnings and operating cash flow.

The Fund currently invests its assets in the Portfolio , a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as small-cap or mid-cap stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels. Depositary receipts are subject to many of the risks associated with investing in foreign securities including political and economic risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the sub- adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective. Subjective decisions made by the sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2013 , the highest quarterly total return for Class A was 17. 65 % for the quarter ended June 30, 2009, and the lowest quarterly return was –19. 71 % for the quarter ended December 31, 2008.

Average Annual Total Returns Eaton Vance Atlanta Capital SMID-Cap Fund	1 Year	5 Years	10 Years
Class A	27.91%	21.06%	11.76%
Class A After Taxes on Distributions	27.71%	20.97%	11.12%
Class A After Taxes on Distributions and Sales	15.95%	17.29%	9.67%
Class C	33.76%	21.73%	12.07%
Class I	36.06%	22.80%	12.70%
Class R	35.43%	22.26%	12.28%
Russell 2500 Index	36.80%	21.75%	9.80%
Russell 2000 Index	38.82%	20.07%	9.06%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class C performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in expenses of the two classes ). The Class R performance shown above for the period between August 3, 2009 (re-commencement of operations) and September 11, 2004 (date of closing of Class R) is the performance of Class A shares, adjusted for the sales charge that applies to Class R shares (but not adjusted for any other differences in expenses of the two classes). Class R returns prior to September 11, 2004 reflect actual total return of the Class R shares. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.